Revenue - Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations (Detail) $ in Thousands	Mar. 31, 2019 USD ($)
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 27,723
Less than 1 Year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	15,635
1-2 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	10,182
2-5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,906
More than 5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations